Lease - Future lease payments and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of operating lease liabilities
For the year ending December 31, 2026	¥ 279,099
2027	236,613
2028	229,984
2029	224,297
2030	177,732
Thereafter	312,961
Total undiscounted lease payment	1,460,686
Less: imputed interest	(187,766)
Present value of lease liabilities	¥ 1,272,920	¥ 1,670,813